One Commerce Square
Philadelphia, PA 19103

Delaware Investments
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1933 Act Rule 497(j)
File No. 33-63238
1940 Act File No. 811-7742

November 2, 2001

Filed via EDGAR (CIK #0000906236)
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Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: File No. 33-63238
    VOYAGEUR MUTUAL FUNDS
    DELAWARE TAX-FREE ARIZONA FUND
    DELAWARE TAX-FREE CALIFORNIA FUND
    DELAWARE TAX-FREE IDAHO FUND
    DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND
    DELAWARE TAX-FREE NEW YORK FUND
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Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 26, the most recent Post-Effective Amendment of Voyageur Mutual Funds. Post-Effective Amendment No. 26 was filed electronically with the Commission on October 31, 2001 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ David F. Connor
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David F. Connor
Vice President/
Deputy General Counsel/
Assistant Secretary